Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 2,627,606	$ 85,506	$ 2,587,110
Property, plant and equipment	105,237	3,425	114,390
Investment properties	20,196,582	657,227	20,796,862
Other financial assets (including current and non-current)	454,122	14,778	444,358
Total	$ 23,383,547	$ 760,936	$ 23,942,720